Commitments and Contingencies - (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Other Commitments [Line Items]
Multiemployer benefit plans, funded percentage	72.10%
LIONS GATE ENTERTAINMENT CORP [Member]
Other Commitments [Line Items]
Multiemployer benefit plans, funded percentage	72.10%
Multiemployer Plan, Pension, Insignificant, Employer Contribution, Cost	$ 106.1	$ 59.9	$ 102.0